Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of percentage of ownership in subsidiaries, its VIEs and its equity investees

Details of the Company’s principal subsidiaries and VIEs as of December 31, 2023 are as follows:

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership (i)	Principal activities
Principal subsidiaries of the Company:
Cheetah Technology Corporation Limited (“Cheetah Technology”)	August 26, 2009	Hong Kong	100%	Investment holding, provision of internet products and related services
Beijing Kingsoft Internet Security Software Co., Ltd. (“Beijing Security”)	November 30, 2009	The PRC	100%	Provision of internet products and related services, sale of AI products
Conew Network Technology (Beijing) Co., Ltd. (“Conew Network”)	March 19, 2009	The PRC	100%	Provision of internet products and related services
Hongkong Zoom Interactive Network Marketing Technology Limited (“HK Zoom”)	July 4, 2014	Hong Kong	100%	Provision of AI and other services
Cheetah Information Technology Company Limited (“Cheetah Information”)	March 9, 2015	Hong Kong	100%	Investment holding
Cheetah Mobile Singapore Pte. Ltd. (“Cheetah Mobile Singapore”)	May 27, 2015	Singapore	100%	Provision of internet products and related services
Multicloud Limited	July 20, 2017	Hong Kong	100%	Provision of internet products and related services
Beijing Kingsoft Cheetah Technology Co., Ltd.	April 30, 2015	The PRC	100%	Provision of internet products and related services
Jingdezhen Jibao Information Service Co., Ltd.	August 10, 2017	The PRC	100%	Provision of internet products and related services, sale of AI products
Japan Kingsoft Inc. (“Kingsoft Japan”)	March 9, 2005	Japan	40.2%	Provision of internet products and related services
Zhuhai Baoqu Technology Co., Ltd.	July 18, 2018	The PRC	75.0%	Provision of internet products and related services
Zhuhai Baobaohong Technology Co., Ltd	February 20,2019	The PRC	75.0%	Provision of internet products and related services
Zhuhai Baohaowan Technology Co., Ltd.	July 17, 2018	The PRC	75.0%	Provision of internet products and related services
Beijing Orion Star Technology Co., Ltd.	September 19, 2016	The PRC	72.1%	Provision of AI solution, sale and rental of service robot
Hongkong Cheetah Mobile Technology Limited(Hong Kong)	March 9, 2015	Hong Kong	100.0%	Investment holding
Conew.com Corporation (BVI)	October 6,2008	British Virgin Islands	100.0%	Investment holding
Cheepop Inc.(Cayman)	May 26, 2017	Cayman	100.0%	Investment holding
Cheetah Mobile Seal Inc. (Cayman)	July 24, 2018	Cayman	75.0%	Investment holding
Cheetah Mobile Calls Hong Kong Limited	July 24, 2018	Hong Kong	75.0%	Investment holding, provision of internet products and related services
Zhuhai Juntian Electronic Technology Co., Ltd.	September 28, 2000	The PRC	100.0%	Investment holding, provision of internet products and related services
VIEs:
Beijing Conew Technology Development Co., Ltd. (“Beijing Conew”)	December 22, 2005	The PRC	Nil	Dormant
Beijing Cheetah Mobile Technology Co., Ltd. (“Beijing Mobile”)	April 15, 2009	The PRC	Nil	Provision of internet products and related services
Beijing Cheetah Network Technology Co., Ltd. (“Beijing Network”)	July 18, 2012	The PRC	Nil	Provision of internet products and related services

(i)
Percentage of ownership is calculated on fully diluted basis.

Schedule of carrying amounts and classifications of the assets and liabilities of the VIEs and subsidiaries of VIEs

The assets and liabilities of the VIEs and subsidiaries of VIEs are as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Cash and cash equivalents	221,732	176,711	24,889
Short-term investments	63,035	—	—
Accounts receivable, net	14,050	28,918	4,073
Prepayments and other current assets, net	28,364	29,929	4,215
Due from related parties, net (i)	762,835	894,583	125,999
Total current assets	1,090,016	1,130,141	159,176
Property and equipment, net	19,008	12,590	1,773
Operating lease right-of-use assets	2,837	2,164	305
Intangible assets, net	4,077	1,550	218
Long-term investments	288,826	207,614	29,242
Other non-current assets	43,836	44,723	6,299
Deferred tax assets	4,435	5,218	735
Total non-current assets	363,019	273,859	38,572
Total assets	1,453,035	1,404,000	197,748
Accounts payable	15,911	33,603	4,733
Accrued expenses and other current liabilities	195,917	205,266	28,911
Due to related parties (i)	1,157,428	1,155,052	162,686
Income tax payable	738	1,032	145
Total current liabilities	1,369,994	1,394,953	196,475
Other non-current liabilities	2,339	2,837	400
Total non-current liabilities	2,339	2,837	400
Total liabilities	1,372,333	1,397,790	196,875
(i)
The balances due from and due to related parties of the VIEs and subsidiaries of VIEs mainly represented amounts due from and due to subsidiaries of the Group. As of December 31, 2022, and 2023, amounts due from subsidiaries of the Group were RMB737,129 and RMB888,050 (US$125,079), respectively, while amounts due to subsidiaries of the Group were RMB1,143,148 and RMB1,147,218 (US$161,582), respectively, which were eliminated upon consolidation by the Company.

Schedule of financial performance and cash flows of the VIEs and subsidiaries of VIEs

The financial performance and cash flows of the VIEs and subsidiaries of VIEs are as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Revenues	320,942	344,288	348,433	49,076
Cost of revenues	205,955	224,726	199,185	28,055
Net (loss) income	(8,489)	3,792	(64,999)	(9,155)
Net cash provided by (used in) operating activities	209,357	154,403	(31,775)	(4,475)
Net cash (used in) provided by investing activities	(255,027)	(98,598)	8,765	1,235
Net cash provided by (used in) financing activities	91,093	128,461	(22,223)	(3,130)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(35,987)	868	212	30